Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	Amortization
	Period (years)	December 31, 2023	December 31, 2022
Franchise right - authorized by THRI	20	70,827,000	69,646,000
Franchise right – authorized by PLK	20	37,392,202	-
Franchise right - upfront franchise fees	2-12	78,090,549	51,035,322
Less: accumulated amortization		(38,861,509)	(24,663,009)

Intangible assets, net		147,448,242	96,018,313

Schedule of Amortization of Intangible Assets	Amortization of intangible assets is charged to Store depreciation and amortization and Franchise and royalty expenses as follows:
	Year ended December 31, 2023	Year ended December 31, 2022
Store depreciation and amortization	7,350,532	5,606,317
Franchise and royalty expenses	6,762,338	3,712,684
Total	14,112,870	9,319,001

Schedule of Estimated Future Amortization Expenses	The estimated future amortization expenses related to the intangible assets are set forth as follows:
Year ended December 31, 2024	18,973,236
2025	18,630,192
2026	17,362,510
2027	14,243,307
2028	11,234,343
Thereafter	67,004,654
147,448,242